Financial Risk Management - Schedule of Credit Facilities (Details) - CAD CAD in Millions	Jun. 30, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Total credit facilities	CAD 5,426	CAD 5,976
Credit facilities utilized:
Short-term borrowings	(568)	(1,155)
Long-term debt (Note 6)	(21,257)	(21,219)
Letters of credit outstanding	(124)	(119)
Credit facilities unused	3,955	3,729
Current installments of long-term debt	CAD 1,186	CAD 251
Credit facility
Credit facilities utilized:
Short-term debt weighted average interest rate (percent)	1.50%	1.70%
Current installments of long-term debt	CAD 104	CAD 61
Long-term debt weighted average interest rate (percent)	2.30%	1.80%
Credit facility | Long-term credit facility borrowings
Credit facilities utilized:
Long-term debt (Note 6)	CAD (779)	CAD (973)
Credit facility
Credit facilities utilized:
Short-term borrowings	(568)	(1,155)
REGULATED
Line of Credit Facility [Line Items]
Total credit facilities	4,041
Credit facilities utilized:
Letters of credit outstanding	(67)
Credit facilities unused	2,990
REGULATED | Credit facility | Long-term credit facility borrowings
Credit facilities utilized:
Long-term debt (Note 6)	(420)
REGULATED | Credit facility
Credit facilities utilized:
Short-term borrowings	(564)
REGULATED | Credit facility | ITC | Commercial paper
Credit facilities utilized:
Short-term borrowings	(207)	CAD (195)
NON-REGULATED
Line of Credit Facility [Line Items]
Total credit facilities	1,385
Credit facilities utilized:
Letters of credit outstanding	(57)
Credit facilities unused	965
NON-REGULATED | Credit facility | Long-term credit facility borrowings
Credit facilities utilized:
Long-term debt (Note 6)	(359)
NON-REGULATED | Credit facility
Credit facilities utilized:
Short-term borrowings	CAD (4)